Restatement of prior year disclosures (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss) for the period		$ 373	$ 428	$ 971
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	[1]	(10)	(12)	38
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	[1]	2	(50)	(16)
Net (loss) gain on equity investments		(40)	53	98
Deferred taxation thereon			(7)
Other comprehensive income that will not be reclassified to profit or loss		(42)	(4)	86
Other comprehensive income (loss) for the period, net of tax		(52)	(16)	124
Aggregate continuing and discontinued operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income (loss) for the period, net of tax		$ 321	412	$ 1,095
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss) for the period			428
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations			(62)
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations			0
Net (loss) gain on equity investments			53
Deferred taxation thereon			(7)
Other comprehensive income that will not be reclassified to profit or loss			46
Other comprehensive income (loss) for the period, net of tax			(16)
As previously reported | Aggregate continuing and discontinued operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income (loss) for the period, net of tax			412
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss) for the period			0
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations			50
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations			(50)
Net (loss) gain on equity investments			0
Deferred taxation thereon			0
Other comprehensive income that will not be reclassified to profit or loss			(50)
Other comprehensive income (loss) for the period, net of tax			0
Adjustments | Aggregate continuing and discontinued operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income (loss) for the period, net of tax			$ 0

[1]	Exchange differences arising on translation of foreign and non-foreign operations for the six months ended 30 June 2020 have been restated to reflect those that will be reclassified subsequently to profit or loss and those that will not be reclassified subsequently to profit or loss. Refer to note 15.